Liquidity and Going Concern (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Dec. 31, 2009	Mar. 17, 1996
Working Capital Deficit	$ 35,900,000	$ 35,900,000		$ 50,600,000		$ 50,600,000	$ 35,900,000
Debt Instrument, Convertible, Conversion Price								$ 3.2
Deficit accumulated during the development stage	288,575,000	288,575,000		251,778,000	218,948,000	251,778,000	288,575,000
Net Cash used in Operating Activities	6,100,000	(14,505,000)	(10,152,000)	(14,707,000)	(6,376,000)	(117,200,000)	(131,705,000)
Accounts payable	8,173,000	8,173,000		3,808,000		3,808,000	8,173,000	9,200,000
Proceeds from issuance of note payable		0	6,272,000	2,130,000	1,140,000	7,980,000	19,230,000
Number Of Common Stock Owned By Related Party		28,400,000		4,450,759
Percentage Of Common Stock Outstanding Held By Related Party				45.00%		45.00%
Beneficial Ownership Interest Number Of Shares		7,000,000		6,920,006
Beneficial Ownership Interest Percentage				56.00%
Non Cash Liabilities Not Expected To Settle With Cash Payments				30,500,000		30,500,000
Net Cash provided by Financing Activities		14,663,000	11,717,000	14,624,000	6,609,000	119,431,000	134,094,000
Cash and cash equivalents	111,000	111,000	1,643,000	24,000	153,000	24,000	111,000		65,000	0
Subsequent Event [Member]
Convertible Notes Payable	1,100,000	1,100,000					1,100,000
Proceeds From Issuance Of Common Stock and Small Loans				3,400,000
Maximum [Member]
Warrants Contractual Term		5 years
Minimum [Member]
Warrants Contractual Term		3 years
Toucan [Member]
Convertible Notes Payable	5,200,000	5,200,000					5,200,000
Cash and cash equivalents	100,000	100,000					100,000
Toucan [Member] | 2009 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments				1,150,000		1,150,000
Toucan [Member] | 2011 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments				100,000		100,000
Cognate Bio Services, Inc. [Member]
Accounts payable	4,800,000	4,800,000		9,200,000		9,200,000	4,800,000
Conversion of preferred stock into common stock (in shares)				2,875,000
Artecel Inc. [Member]
Proceeds from issuance of note payable		700,000		700,000
Convertible Loan Of Average Lowest Five Days, Percentage		90.00%
Warrant Coverage Percentage		100.00%
Warrants Contractual Term		5 years
Warrant, Exercise Price		$ 6.40
Proceeds From Operational Loan				$ 734,000